Statements of Operations (Unaudited) (Parenthetical)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Series A-1
Limited Partners' Capital Account [Line Items]
Weighted Average Limited Partnership Units Outstanding, Basic	8,122.38	5,546.27	7,871.84	4,790.29
Series A-2
Limited Partners' Capital Account [Line Items]
Weighted Average Limited Partnership Units Outstanding, Basic	1,811.97	1,538.13	1,850.80	1,277.94
Series B-1
Limited Partners' Capital Account [Line Items]
Weighted Average Limited Partnership Units Outstanding, Basic	4,648.34	5,549.68	5,696.03	7,177.88
Series B-2
Limited Partners' Capital Account [Line Items]
Weighted Average Limited Partnership Units Outstanding, Basic	3,081.49	3,352.32	3,406.81	3,195.81